Document and Entity Information	Jun. 13, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Entity File Number	001-36559
Entity Registrant Name	Via Renewables, Inc.
Entity Central Index Key	0001606268
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5453215
Entity Address, Address Line One	12140 Wickchester Ln
Entity Address, Address Line Two	Ste 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	600-2600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A common stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	VIA
Security Exchange Name	NASDAQ
8.75% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.75% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share
Trading Symbol	VIASP
Security Exchange Name	NASDAQ